LAFFER|TENGLER EQUITY INCOME ETF

Schedule of Investments

October 31, 2024 (unaudited)

		Shares	Value
99.58%	COMMON STOCK
2.56%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A	1,986	$339,824

10.95%	CONSUMER DISCRETIONARY
	Home Depot, Inc.	1,395	549,281
	McDonald’s Corp.	1,766	515,866
	Starbucks Corp.	3,978	388,651
			1,453,798

6.67%	CONSUMER STAPLES
	PepsiCo, Inc.	1,781	295,788
	Walmart, Inc.	7,195	589,630
			885,418

5.54%	ENERGY
	Chevron Corp.	2,656	395,266
	EOG Resources, Inc.	2,798	341,244
			736,510

15.89%	FINANCIALS
	American Express Co.	2,315	625,235
	Brookfield Asset Management Ltd. ADR	8,573	454,712
	Goldman Sachs Group, Inc.	909	470,671
	JPMorgan Chase & Co.	2,526	560,570
			2,111,188

9.73%	HEALTH CARE
	Abbvie, Inc.	2,926	596,524
	Johnson & Johnson	2,532	404,766
	Medtronic plc ADR	3,256	290,598
			1,291,888

LAFFER|TENGLER EQUITY INCOME ETF

Schedule of Investments

October 31, 2024 (unaudited)

		Shares	Value
13.75%	INDUSTRIALS
	Carrier Global Corp.	7,531	$547,654
	Emerson Electric Co.	3,317	359,132
	L3Harris Technologies, Inc.	1,670	413,275
	RTX Corp.	4,186	506,464
			1,826,525

17.82%	INFORMATION TECHNOLOGY - HARDWARE
	Apple, Inc.	1,440	325,310
	Broadcom, Inc.	3,610	612,870
	Dell Technologies	2,553	315,627
	Lam Research Corp.	4,250	315,988
	NXP Semiconductors NV ADR	1,530	358,785
	Texas Instruments, Inc.	2,160	438,826
			2,367,406

9.80%	INFORMATION TECHNOLOGY - SOFTWARE & SERVICES
	Microsoft Corp.	1,363	553,855
	Oracle Corp.	4,455	747,727
			1,301,582

2.72%	MATERIALS
	Steel Dynamics, Inc.	2,771	361,616

2.30%	REAL ESTATE
	Prologis, Inc.	2,701	305,051

1.85%	UTILITIES
	NextEra Energy, Inc.	3,105	246,071

99.58%	TOTAL COMMON STOCK		13,226,877

99.58%	TOTAL INVESTMENTS		$13,226,877

0.42%	Other assets, net of liabilities		56,214
100.00%	NET ASSETS		$13,283,091

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

See Notes to Schedule of Investments.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of October 31, 2024:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCK	$13,226,877			$13,226,877
TOTAL INVESTMENTS	$13,226,877			$13,226,877

The cost of investments for Federal income tax purposes has been estimated a/o October 31, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $0, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,998,228
Gross unrealized depreciation	(163,700)
Net unrealized appreciation	$1,834,528